UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

 /s/ Stephen L. Farley        New York, New York        08/14/08
------------------------   ------------------------   ------------
        [Signature]             [City, State]            [Date]


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             17
                                               -------------

Form 13F Information Table Value Total:          $551,194
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number                 Name

     1.        028-10425                      Stephen L. Farley


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

                                                FORM 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
---------------------------  ---------------  ---------  --------  ------------------ ----------  -------- ----------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
---------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- ------- ------
BED BATH & BEYOND INC        COM              075896100       205       7,300 SH        SOLE                   7,300     0     0
----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL   CL A             084670108       362           3 SH        SOLE                       3     0     0
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COMPTON PETE CORP            COM              204940100    42,615   3,350,200 SH        SOLE               3,350,200     0     0
----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS               COM              20825C104    29,519     312,739 SH        SOLE                 312,739     0     0
----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP       COM              228227104    78,238   2,020,092 SH        SOLE               2,020,092     0     0
----------------------------------------------------------------------------------------------------------------------------------
DISH NETWORK CORP            CL A             25470M109   114,226   3,901,166 SH        SOLE               3,901,166     0     0
----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR CORP                CL A             278768106    27,466     879,741 SH        SOLE                 879,741     0     0
----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP             COM              30231G102    29,982     340,200 SH        SOLE                 340,200     0     0
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INTERNATIONAL SPEEDWAY CORP  CL A             460335201     1,277      32,723 SH        SOLE                  32,723     0     0
----------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO         CL A             512815101   135,046   3,748,156 SH        SOLE               3,748,156     0     0
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    28,218   1,911,760 SH        SOLE               1,911,760     0     0
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MARTIN MARIETTA MATLS INC    COM              573284106    32,698     315,651 SH        SOLE                 315,651     0     0
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MARKEL CORP                  COM              570535104     7,340      20,000 SH        SOLE                  20,000     0     0
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OUTDOOR CHANNEL HLDGS INC    COM NEW          690027206     3,915     560,843 SH        SOLE                 560,843     0     0
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TECO ENERGY INC              COM              872375100     2,063      96,000 SH        SOLE                  96,000     0     0
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WALGREEN CO                  COM              931422109       545      16,750 SH        SOLE                  16,750     0     0
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WRIGHT EXPRESS CORP          COM              98233Q105    17,479     704,800 SH        SOLE                 704,800     0     0
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